SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events

NOTE 18. SUBSEQUENT EVENT

Effective January 1, 2012, in connection with several key executive appointments made in September 2011, management realigned some of the company's major operating units to better fit its strategic direction and to enhance the management and integration of our assets. This realignment resulted in a change in reportable segments in 2012, primarily to regroup the Sempra Global business units under two operating units, Sempra International and Sempra U.S. Gas & Power, as we discuss in Note 1.